DERIVATIVE LIABILITIES (Tables)	3 Months Ended	12 Months Ended
	Jul. 31, 2017	Apr. 30, 2017
Derivative Liabilities Tables
Derivative liabilities

		Convertible	Preferred
	Warrants	Notes	Stock	Total

Balance, April 30, 2017	$6,299,670	$304,675	$5,656	$6,610,001
New issuances of debt	-	478,750	-	478,750
Debt conversions and warrant exercises	(1,906,006)	-	(5,614)	(1,911,620)
Change in fair value of derivative liabilities	(4,176,274)	(290,367)	(42)	(4,466,683)

Balance, July 31, 2017	$217,390	$493,058	$-	$710,448

		Convertible	Preferred
	Warrants	Notes	Stock	Total

Balance, April 30, 2015	$-	$-	$-	$-
Increases in derivative value due to new issuances	1,290,874	-	-	1,290,874
Change in fair value of derivative liabilities	(895,255)	-	-	(895,255)

Balance, April 30, 2016	395,619	-	-	395,619
Increases in derivative value to debt discount	-	208,782	-	208,782
Decrease in derivative value due to note conversions	-	(100,127)	-	(100,127)
Change in fair value of derivative liabilities	5,904,051	196,020	5,656	6,105,727

Balance, April 30, 2017	$6,299,670	$304,675	$5,656	$6,610,001